RISK MANAGEMENT - Contractual maturities of financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
RISK MANAGEMENT
Financial assets	$ 27,940,140	$ 29,289,301
0 - 30 Days
RISK MANAGEMENT
Financial assets	49,734,435	35,293,141
31 Days - 1 Year
RISK MANAGEMENT
Financial assets	98,408,792	90,412,022
Between 1 and 3 years
RISK MANAGEMENT
Financial assets	103,403,352	92,464,629
Between 3 and 5 years
RISK MANAGEMENT
Financial assets	64,269,526	53,107,791
Greater than 5 years
RISK MANAGEMENT
Financial assets	113,509,992	86,930,539
Cash and balances with central bank | 0 - 30 Days
RISK MANAGEMENT
Financial assets	24,721,168	23,147,676
Interbank borrowings - Repurchase agreements | 0 - 30 Days
RISK MANAGEMENT
Financial assets	6,354,954	1,265,232
Interbank borrowings - Repurchase agreements | 31 Days - 1 Year
RISK MANAGEMENT
Financial assets	1,369,698	1,550,163
Interbank borrowings - Repurchase agreements | Between 1 and 3 years
RISK MANAGEMENT
Financial assets		16,009
Financial assets investments | 0 - 30 Days
RISK MANAGEMENT
Financial assets	5,191,479	2,831,654
Financial assets investments | 31 Days - 1 Year
RISK MANAGEMENT
Financial assets	10,620,793	10,096,999
Financial assets investments | Between 1 and 3 years
RISK MANAGEMENT
Financial assets	4,595,406	12,045,202
Financial assets investments | Between 3 and 5 years
RISK MANAGEMENT
Financial assets	2,715,738	3,367,322
Financial assets investments | Greater than 5 years
RISK MANAGEMENT
Financial assets	3,788,041	3,776,184
Loans and advances to customers | 0 - 30 Days
RISK MANAGEMENT
Financial assets	11,980,037	6,304,124
Loans and advances to customers | 31 Days - 1 Year
RISK MANAGEMENT
Financial assets	80,781,681	73,395,571
Loans and advances to customers | Between 1 and 3 years
RISK MANAGEMENT
Financial assets	95,394,236	77,406,800
Loans and advances to customers | Between 3 and 5 years
RISK MANAGEMENT
Financial assets	60,072,303	48,316,830
Loans and advances to customers | Greater than 5 years
RISK MANAGEMENT
Financial assets	108,373,306	82,004,125
Derivative financial instruments | 0 - 30 Days
RISK MANAGEMENT
Financial assets	1,486,797	1,744,455
Derivative financial instruments | 31 Days - 1 Year
RISK MANAGEMENT
Financial assets	5,636,620	5,369,289
Derivative financial instruments | Between 1 and 3 years
RISK MANAGEMENT
Financial assets	3,413,710	2,996,618
Derivative financial instruments | Between 3 and 5 years
RISK MANAGEMENT
Financial assets	1,481,485	1,423,639
Derivative financial instruments | Greater than 5 years
RISK MANAGEMENT
Financial assets	$ 1,348,645	$ 1,150,230